CONVERTIBLE NOTES (Narrative) (Details)	1 Months Ended				12 Months Ended
	Aug. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2019 CAD ($) shares	Sep. 20, 2018 CAD ($)	Aug. 28, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 CAD ($) $ / shares	Aug. 31, 2019 $ / shares	Dec. 31, 2018 CAD ($)
Convertible Notes [Abstract]
Convertible notes proceeds			$ 550,000	$ 550,000		$ 973,000
Debt instrument interest rate						10.00%				10.00%
Convertible debentures, maturity						18 months from the closing date	18 months from the closing date
Convertible debt, conversion price for first twelve months						$ 0.05				$ 0.065
Convertible debt, conversion price after first twelve months						0.075				$ 0.10
Weighted average exercise price of warrants granted in share-based payment arrangement						0.05	$ 0.065
Convertible debentures proceeds allocated to debt component						618,572
Convertible debentures proceeds allocated to derivative liability component						342,535
Debt conversion converted instruments amount	$ 550,000	$ 50,000
Convertible notes						721,000		$ 500,000
Debt instruments convertible conversion price | (per share)	$ 0.05							$ 0.1	$ 0.065
Number of common stock issued for conversion of convertible debt | shares	11,769,230	11,769,230
Number of warrants issued for conversion of convertible debt | shares	11,769,230	11,769,230
Stock issued for conversion of interest	$ 44,507
Number of stock issued for conversion of interest | shares	1,077,066	1,077,066
Interest paid	$ 13,012
Amount of share capital for conversion including interest	547,409
Residual amount allocated to warrants and recognized in contributed surplus	$ 291,000
Interest expense on borrowings, less interest payments					$ 203,000	$ 102,000
Convertible debentures, expected volatility						99.00%	99.00%
Convertible debentures, expected term						1 year 6 months	1 year 6 months
Convertible debentures, expected discount rate						1.46%	1.46%
Convertible debentures, expected dividend yield						0.00%	0.00%